Condensed Interim Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial Statement
Revenue	$ 63,581	$ 52,591	$ 121,109	$ 102,860
Cost of sales
Cost of sales excluding depletion	(7,521)	(9,904)	(14,070)	(21,372)
Depletion	(17,156)	(15,740)	(34,876)	(31,668)
Gross profit	38,904	26,947	72,163	49,820
General administration costs	(6,507)	(5,184)	(11,985)	(10,856)
Business development costs	(1,354)	(782)	(2,188)	(2,355)
Impairment charges and expected credit losses	(141,771)	0	(148,034)	0
Operating (loss) income	(110,728)	20,981	(90,044)	36,609
Loss on disposition of mineral interests	0	(1,000)	0	(1,000)
Increase in fair value of prepaid gold interest	3,408	423	5,512	2,768
Decrease in fair value of investments	(1,339)	(1,377)	(1,766)	(69)
Finance costs, net	(1,379)	(1,269)	(2,673)	(2,578)
Other expenses	(994)	0	(1,766)	0
Sustainability initiatives	(200)	(104)	(393)	(222)
Foreign currency translation gain	55	6	95	52
Other income (expenses)	(449)	(3,321)	(991)	(1,049)
(Loss) earnings before income taxes	(111,177)	17,660	(91,035)	35,560
Income tax expense	(260)	(1,626)	(2,978)	(2,992)
Net (loss) earnings	$ (111,437)	$ 16,034	$ (94,013)	$ 32,568
(Loss) earnings per share - Basic (in dollars per share)	$ (0.55)	$ 0.08	$ (0.47)	$ 0.17
(Loss) earnings per share - Diluted (in dollars per share)	$ (0.55)	$ 0.08	$ (0.47)	$ 0.17